Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	$ 17,627,613	$ 16,797,503
AQN's investment carrying amount for the entities	381,802	433,850
Long-term debt	7,512,017	6,211,375
Income Statement [Abstract]
Revenue	2,765,155	2,274,142
Net loss	(308,155)	185,657
Other comprehensive loss	(90,036)	(42,550)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	2,740,132	2,126,934
Total liabilities	1,507,079	945,971
Net assets	1,233,053	1,180,963
Income Statement [Abstract]
Revenue	65,025	20,262
Net loss	(31,070)	(46,293)
Other comprehensive loss	(130,729)	15,177
Investments in Significant Partnerships and Joint Ventures | APUC
Income Statement [Abstract]
Net loss	(21,416)	(26,337)
Other comprehensive loss	(67,110)	7,733
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's investment carrying amount for the entities	381,802	433,850	$ 186,452
Investments in Significant Partnerships and Joint Ventures | APUC
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's ownership interest in the entities	332,663	327,555
Difference between investment carrying amount and underlying equity in net assets	49,139	106,295
AQN's investment carrying amount for the entities	$ 381,802	$ 433,850